Document and Entity Information (USD $)	12 Months Ended
	Jan. 31, 2014	Mar. 19, 2014	Jul. 31, 2013
Document and Entity Information:
Entity Registrant Name	Tungsten Corp.
Document Type	S-1
Document Period End Date	Jan. 31, 2014
Amendment Flag	false
Entity Central Index Key	0001475065
Current Fiscal Year End Date	--01-31
Entity Common Stock, Shares Outstanding		73,631,278
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	FY
Entity Public Float			$ 21,823,321